Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
Net income	$ 31,277	$ 26,879	$ 23,838
Other comprehensive income (loss):
Foreign currency translation adjustment, net of income tax expense (recovery) of ($44) for the year ended January 31, 2019 (January 31, 2018 – $255; January 31, 2017 – ($143))	(9,949)	17,527	2,084
Unrealized gain (loss) on marketable securities, net of income tax expense of nil for the year ended January 31, 2019 (January 31, 2018 - nil; January 31, 2017 - $11)			977
Gain on marketable securities reclassified into net income			(960)
Total other comprehensive income (loss)	(9,949)	17,527	2,101
COMPREHENSIVE INCOME	$ 21,328	$ 44,406	$ 25,939